IMPAIRMENT OF PP&E - Ceiling Test (Details)	Dec. 31, 2023 $ / bbl $ / Mcf	Dec. 31, 2022 $ / bbl $ / Mcf	Dec. 31, 2021 $ / Mcf $ / bbl
Impairment
WTI Crude Oil US$/bbl (in dollars per barrel) | $ / bbl	78.21	94.14	66.55
U.S. Henry Hub Gas US$/Mcf (in dollars per Mcf) | $ / Mcf	2.59	6.25	3.64